Subsequent Events (Details) - Subsequent Event [Member] - USD ($)	May 03, 2023	Apr. 15, 2023
Consultant [Member] | Consulting Agreement [Member]
Subsequent Events (Details) [Line Items]
Monthly fee	$ 50,000
2023 [Member] | Receivable financing facility [Member]
Subsequent Events (Details) [Line Items]
Monthly payment		$ 700,000
2024 [Member] | Receivable financing facility [Member]
Subsequent Events (Details) [Line Items]
Monthly payment		3,500,000
2025 [Member] | Receivable financing facility [Member]
Subsequent Events (Details) [Line Items]
Monthly payment		$ 900,000
RUS [Member] | Consultant [Member] | Consulting Agreement [Member]
Subsequent Events (Details) [Line Items]
Granted (in Shares)	250,000